NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-controlling interest [Line Items]
Assets	$ 278,832,589	$ 259,675,153
Liabilities	245,484,320	230,120,805
Revenue	37,055,156	34,083,225	$ 31,659,852
Profit (loss)	5,365,454	5,184,551	3,162,433
Comprehensive income	6,067,184	4,974,800	3,237,803
Cash flows from (used in) operating activities	5,634,994	8,731,562	$ 5,108,316
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Assets	31,809,578	26,240,636
Liabilities	21,841,524	18,121,948
Revenue	10,244,488	9,159,971
Profit (loss)	2,004,164	2,068,518
Comprehensive income	780,447	505,807
Cash flows from (used in) operating activities	2,006,112	4,597,371
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Assets	175,019,580	163,302,510
Liabilities	153,159,578	143,634,735
Revenue	19,207,112	17,725,706
Profit (loss)	3,073,654	3,131,213
Comprehensive income	1,378,393	853,134
Cash flows from (used in) operating activities	6,671,466	2,868,435
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Assets	42,577,698	38,921,610
Liabilities	37,708,620	34,415,453
Revenue	4,296,870	4,040,260
Profit (loss)	568,059	416,294
Comprehensive income	102,338	29,097
Cash flows from (used in) operating activities	(570,873)	339,411
Banco Commercial Av Villas S A
Disclosure of non-controlling interest [Line Items]
Assets	15,207,537	14,207,481
Liabilities	13,412,397	12,587,301
Revenue	1,823,204	1,724,332
Profit (loss)	236,624	216,468
Comprehensive income	62,949	38,065
Cash flows from (used in) operating activities	231,652	858,440
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Assets	25,117,577	24,648,668
Liabilities	22,047,597	21,757,734
Revenue	2,757,661	2,666,731
Profit (loss)	302,120	354,961
Comprehensive income	2,134	(7,631)
Cash flows from (used in) operating activities	$ (931,478)	$ 1,106,042